SCHEDULE OF COMPONENTS OF CHANGES IN ARO (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Accounting Policies [Abstract]
ARO, ending balance				$ 48,313	$ 45,535	$ 45,535
Accretion expense	$ 695	$ 695	$ 359	2,084	$ 2,084	2,778
ARO, ending balance	50,397		45,535	50,397		48,313
Less: ARO - current	2,778			2,778		2,778
ARO, net of current portion	$ 47,619		$ 42,757	$ 47,619		$ 45,535